Expenses - Schedule of Borrowing Costs (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Borrowing Costs [Abstract]
Total borrowing costs	$ 149,171	$ 638,957	$ 2,210,404
Less: amounts included in the cost of qualifying assets
Total	$ 149,171	$ 638,957	$ 2,210,404